Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 13 – LEASES

On April 4, 2021, the Company signed an amendment to the lease of the Company’s offices in Raanana, Israel, according to which, instead of the additional lease period under the option in the lease, the Company extended the lease period for another five years beginning on September 9, 2021 (the date the current lease period ends) until September 8, 2026 (the “Lease Update”).

According to the Lease Update, the monthly rent for the Company’s offices (excluding parking and management fees) will be approximately NIS 79 thousand (approx. $25) in the first two years, NIS 82 thousand (approx. $26) in the third and fourth lease years and NIS 83 thousand (approx. $26) in the fifth year. All the amounts are linked to the Consumer Price Index.

According to the Lease Update, the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031 with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period.

At the time of the amendment, the Company updated its lease liability and right-of-use asset in a total amount of approx. $458, which reflects the expected lease term until September 8, 2026.

For the years ended December 31, 2022 2021 and 2020, operating lease expenses recorded in the Statements of Comprehensive Loss were $357, $405 and $375, respectively.

Future lease payments under operating leases as of December 31, 2022 were as follows:

2023	326
2024	312
2025	317
2026	219
Total future lease payments	1,174
Less imputed interest	(95)
Total lease liability balance	1,079

The weighted average lease term and weighted average discount rate as of December 31, 2022 was as follows:

Operating leases weighted average remaining lease term (in years)	3.75
Operating leases weighted average discount rate	5%